UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               02/11/2009
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        100

Form 13F Information Table Value Total:    367,907
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ABBOTT LABORATORIES            COM              002824100     8011   150107 SH       Sole                    25835            124272
ACCENTURE LTD                  COM              G1150G111      992    30260 SH       Sole                    16520             13740
ACTIVISION BLIZZARD INC        COM              00507V109     3992   462017 SH       Sole                    40095            421922
ADOBE SYSTEMS INC              COM              00724F101     5112   240090 SH       Sole                    36872            203218
AGCO                           COM              001084102     3372   142934 SH       Sole                    29408            113526
ALEXION PHARMACEUTICALS INC    COM              015351109     2956    81680 SH       Sole                    38595             43085
ALLEGIANT TRAVEL CO            COM              01748x102     3079    63395 SH       Sole                    30400             32995
ALTERA CORP                    COM              021441100     7375   441362 SH       Sole                    71810            369552
ANADARKO PETROLEUM CORP        COM              032511107     6270   162635 SH       Sole                    27010            135625
APOLLO GROUP INC CLASS A       COM              037604105     4160    54300 SH       Sole                     2140             52160
APPLE INC                      COM              037833100     7303    85560 SH       Sole                    12572             72988
AXSYS TECHNOLOGIES INC         COM              054615109     2507    45690 SH       Sole                    21735             23955
BANK OF HAWAII CORP            COM              062540109     2167    47985 SH       Sole                    23300             24685
BAXTER INTERNATIONAL INC       COM              071813109     9984   186309 SH       Sole                    26365            159944
BIG LOTS INC                   COM              089302103     1025    70765 SH       Sole                    33800             36965
BIOGEN IDEC INC                COM              09062X103     1295    27180 SH       Sole                    14880             12300
BUCYRUS INTL INC A             COM              118759109     1101    59465 SH       Sole                    28260             31205
BURGER KING HOLDINGS INC       COM              121208201     2099    87910 SH       Sole                    42180             45730
CAMERON INTERNATIONAL CORPORAT COM              13342B105     4558   222356 SH       Sole                    17845            204511
CARRIZO OIL & GAS INC          COM              144577103     1769   109890 SH       Sole                    51925             57965
CELGENE CORP                   COM              151020104     5436    98335 SH       Sole                     7835             90500
CEPHALON INC COM               COM              156708109     3389    43995 SH       Sole                    21120             22875
CERNER CORP                    COM              156782104     1530    39785 SH       Sole                    19085             20700
CHESAPEAKE ENERGY              COM              165167107     4404   272387 SH       Sole                    22462            249925
CHEVRONTEXACO CORP             COM              166764100     1462    19771 SH       Sole                    11006              8765
CHUBB CORP                     COM              171232101     1575    30879 SH       Sole                    16919             13960
CHURCH & DWIGHT CO INC         COM              171340102     2670    47575 SH       Sole                    22815             24760
COLGATE-PALMOLIVE CO           COM              194162103     8335   121610 SH       Sole                    22560             99050
CONOCOPHILLIPS                 COM              20825C104      791    15265 SH       Sole                     7845              7420
CORE LABORATORIES NV F         COM              N22717107     2229    37240 SH       Sole                    17565             19675
COVIDIEN LTD                   COM              g2552x108     1042    28755 SH       Sole                    15810             12945
CVS/CAREMARK CORPORATION       COM              126650100     7395   257292 SH       Sole                    49008            208284
DELTA AIRLINES                 COM              247361702     5752   501915 SH       Sole                    85530            416385
DEVON ENERGY CORP              COM              25179M103     1156    17600 SH       Sole                     8855              8745
DEVRY INC DEL                  COM              251893103     3462    60305 SH       Sole                    29045             31260
DIAMOND FOODS INC              COM              252603105     1721    85415 SH       Sole                    40965             44450
DOLLAR TREE INC                COM              256746108     1804    43270 SH       Sole                    20700             22570
ENERGY SELECT SECTOR SPDR FUND COM              81369y506      315     6590 SH       Sole                     6590
EXPRESS SCRIPTS INC            COM              302182100     8175   148683 SH       Sole                    26770            121913
EXXON MOBIL CORP               COM              30231G102     2729    34189 SH       Sole                    29379              4810
FLIR SYSTEMS INC               COM              302445101     4670   152220 SH       Sole                    39565            112655
FLOWSERVE CORP                 COM              34354p105     4169    80953 SH       Sole                     6925             74028
GAMESTOP CORP CL A             COM              36467w109     4382   202310 SH       Sole                    52245            150065
GAP INC                        COM              364760108     1021    76235 SH       Sole                    40130             36105
GENERAL MILLS INC              COM              370334104     6854   112820 SH       Sole                    18315             94505
GENZYME CORP COM GEN DIV       COM              372917104     6697   100907 SH       Sole                     8645             92262
GILEAD SCIENCES INC            COM              375558103    10307   201551 SH       Sole                    39405            162146
GREEN MOUNTAIN COFFEE ROASTE   COM              393122106     1403    36265 SH       Sole                    17400             18865
HELMERICH & PAYNE INC          COM              423452101     1357    59655 SH       Sole                    28190             31465
HEWITT ASSOCIATES INC          COM              42822q100     2695    94965 SH       Sole                    45520             49445
HEWLETT PACKARD CO             COM              428236103    10728   295608 SH       Sole                    52018            243590
INTERNATIONAL BUSINESS MACHINE COM              459200101     8398    99781 SH       Sole                    15925             83856
INTREPID POTASH INC            COM              46121y102     2107   101445 SH       Sole                    48645             52800
JOHNSON & JOHNSON              COM              478160104      179     3000 SH       Sole                     3000
JPMORGAN CHASE & CO            COM              46625H100     6485   205667 SH       Sole                    42946            162721
KROGER CO                      COM              501044101     1233    46670 SH       Sole                    27665             19005
MANTECH INTERNATIONAL CORP     COM              564563104     2518    46475 SH       Sole                    22310             24165
MARTEK BIOSCIENCES CORP        COM              572901106     2975    98150 SH       Sole                    45970             52180
MASIMO                         COM              574795100     2483    83240 SH       Sole                    39855             43385
MASTERCARD INC                 COM              57636Q104     8866    62027 SH       Sole                    10635             51392
MCDONALDS CORP                 COM              580135101     9745   156695 SH       Sole                    37480            119215
METTLER-TOLEDO INTERNATIONAL I COM              592688105     1985    29445 SH       Sole                    14120             15325
MICROSOFT CORP                 COM              594918104     4407   226706 SH       Sole                    24370            202336
MONSANTO CO                    COM              61166W101     6387    90789 SH       Sole                    14695             76094
MYRIAD GENETICS INC            COM              62855j104     1869    28200 SH       Sole                    13520             14680
NATIONAL OIL WELL VARCO        COM              637071101     5714   233782 SH       Sole                    37532            196250
NEUTRAL TANDEM INC             COM              64128b108     3311   204130 SH       Sole                    97800            106330
NIKE INC CLASS B               COM              654106103     5175   101470 SH       Sole                     9580             91890
NUCOR CORP                     COM              670346105     1371    29670 SH       Sole                    15880             13790
OMNICARE INC                   COM              681904108     1982    71380 SH       Sole                    33885             37495
ORACLE CORP                    COM              68389X105     9950   561203 SH       Sole                    93025            468178
PANERA BREAD CO-A              COM              69840w108     2714    51955 SH       Sole                    24895             27060
PARAMETRIC TECHNOLOGY CORP     COM              699173209     1695   134005 SH       Sole                    64275             69730
PEPSICO INC                    COM              713448108     3661    66847 SH       Sole                     8230             58617
PERRIGO CO                     COM              714290103     3253   100690 SH       Sole                    48280             52410
PSYCHIATRIC SOLUTIONS INC      COM              74439h108     2421    86945 SH       Sole                    41710             45235
RAYTHEON CO                    COM              755111507     7396   144915 SH       Sole                    32130            112785
SHIRE PLC ADR                  COM              82481R106     1950    43555 SH       Sole                     7745             35810
SIGNATURE BANK                 COM              82669g104     1639    57145 SH       Sole                    27380             29765
SOHU COM INC                   COM              83408W103     2585    54610 SH       Sole                    26200             28410
SOLERA HLDGS INC               COM              83421a104     1917    79560 SH       Sole                    38075             41485
STEEL DYNAMICS INC             COM              858119100     1850   165495 SH       Sole                    79350             86145
STERICYCLE INC                 COM              858912108     2378    45665 SH       Sole                    21895             23770
SUNTRUST BANKS INC             COM              867914103     3741   126627 SH       Sole                    26205            100422
TELEDYNE TECHNOLOGIES INC      COM              879360105     1760    39515 SH       Sole                    18445             21070
THE BUCKLE INC                 COM              118440106     2301   105439 SH       Sole                    50542             54897
THE GEO GROUP INC              COM              36159R103     1605    89020 SH       Sole                    42695             46325
THERMO FISHER SCIENTIFIC       COM              883556102     1616    47445 SH       Sole                    25010             22435
TJX COS INC                    COM              872540109     5695   276873 SH       Sole                    44000            232873
TREEHOUSE FOODS INC            COM              89469a104     2773   101800 SH       Sole                    48820             52980
UNION PACIFIC CORP             COM              907818108     4891   102325 SH       Sole                    18975             83350
VALMONT INDUSTRIES INC         COM              920253101     2389    38930 SH       Sole                    18675             20255
VNUS MEDICAL TECHNOLOGIES      COM              928566108     2272   140060 SH       Sole                    67080             72980
WAL-MART STORES INC            COM              931142103     9908   176746 SH       Sole                    32430            144316
WALTER INDUSTRIES INC          COM              93317Q105     1821   103985 SH       Sole                    49420             54565
WASTE MANAGEMENT INC           COM              94106L109      720    21735 SH       Sole                     8380             13355
WELLS FARGO & CO               COM              949746101     1539    52220 SH       Sole                    28720             23500
WESTERN UNION CO               COM              959802109     1676   116850 SH       Sole                     4615            112235
WOODWARD GOVERNOR CO           COM              980745103     2236    97140 SH       Sole                    46535             50605
XTO ENERGY INC                 COM              98385X106     1583    44883 SH       Sole                    24628             20255
